Reserves (Tables)	12 Months Ended
Jun. 30, 2022
Reserves [Abstract]
Reserves
	Consolidated
	30 June 2022	30 June 2021 (restated*)
	US$’000	US$’000

Foreign currency translation reserve	(21,014)	1,851
Share-based payments reserve	14,200	992

	(6,814)	2,843